Shareholders’ Equity	6 Months Ended
Jun. 30, 2026
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY
7.	SHAREHOLDERS’ EQUITY

Equity transactions during the six months ended June 30, 2026:

On January 5, 2026, the Company issued an aggregate number of 120,000 restricted ordinary shares to the independent directors and an aggregate of 1,480,000 restricted ordinary shares to certain officers and employees for their service performed in 2025.

On February 26, 2026, the Company entered into a Share Purchase Agreement to acquire 100% of the issued share capital of MGAI and on the same day, the Company issued 5,000,000 restricted ordinary shares to Aureon Johan Co., Ltd.

On February 20, 2026, the Company announced that its Board of Directors has approved a Share Repurchase Program with authorization to purchase up to $5,000,000 of the Company’s outstanding ordinary shares in open market transactions. The authorization of the program will expire February 19, 2027, unless renewed or revoked by the Company. For the six months ended June 30, 2026, the Company repurchased 357,602 shares for $189,291, represent an average per share price of $0.53, and the total direct costs incurred in connection with the repurchase were $3,602. The Company intends to use current cash and cash equivalents and the cash flow it generates from operations to fund the share repurchase program. All shares purchased will be held in the Company’s treasury for possible future use.

For the six months ended June 30, 2026, the Company has issued 398,773 Ordinary Shares pursuant to the ATM offering for gross proceeds of $291,250. The Ordinary Shares were sold at prevailing market prices, for an average price per share of $0.73. Pursuant to the ATM Agreement a cash commission of $7,281 on the aggregate gross proceeds raised was paid to H.C. Wainwright in connection with its services under the ATM Agreement.

Equity transactions during the six months ended June 30, 2025:

On March 31, 2025, the Company entered into a Marketing Services Agreement (the “Marketing Services Agreement”) with Outside the Box Capital Inc. (“OTB”), pursuant to which the Company agreed to issue $150,000 of restricted Ordinary Shares of the Company, calculated at the closing price as of March 31, 2025, to OTB as consideration for its services provided under the Marketing Services Agreement. On March 31, 2025, the Company issued 151,256 restricted Ordinary Shares of the Company to OTB.

On April 11, 2025, the Company issued an aggregate number of 1,306,500 restricted ordinary shares to officers and certain employees for their service performed in 2024.

For the six months ended June 30, 2025, the Company issued 2,554,886 Ordinary Shares pursuant to the ATM offering for gross proceeds of $3,742,326. The Ordinary Shares were sold at prevailing market prices, for an average price per share of $1.46. Pursuant to the ATM Agreement a cash commission of $93,558 on the aggregate gross proceeds raised was paid to Wainwright in connection with its services under the ATM Agreement.